VOLT ETF TRUST
116 South Franklin Street
Rocky Mount, NC  27804
252-972-9922

December 1, 2022

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re:	Volt Crypto Industry and Equity ETF, a series of the Volt ETF Trust File Nos. 333-171279 and 811-22507

Ladies and Gentlemen,
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and the Statement of Additional Information for the above fund does not differ from those contained in Post-Effective Amendment No. 36 to the Trust’s Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on November 22, 2022.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3807.

Yours truly,

/s/ Tracie A. Coop
Tracie A. Coop, Secretary